PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Proceeds on disposals	$ 10	$ 31
Loss on disposal of plant and equipment	$ 461	$ 401